Financial Instruments - Summary of Earnings Impact of (Gain) Loss from Risk Management Positions (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management		$ 1,636	$ 995	[1]	$ 308	[1]
Net realized loss on crude oil contracts	$ 467
Realized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management		1,762	993		252
Unrealized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management		$ (126)	$ 2		$ 56

[1]	See Note 3X for revisions to prior period results.